Inventories (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2019	Dec. 31, 2018
Inventory [Line Items]
Raw materials	₩ 3,789,013	₩ 3,884,130
Merchandise	340
Work-in-progress	165,073	188,879
Finished goods	58,280	50,526
Supplies	2,116,994	1,854,844
Inventories in transit	906,267	1,196,113
Other inventories	14,733	13,761
Total Inventories	7,050,700	7,188,253
Acquisition cost
Inventory [Line Items]
Raw materials	3,790,443	3,886,739
Merchandise	340
Work-in-progress	165,073	189,907
Finished goods	58,280	50,526
Supplies	2,121,363	1,858,751
Inventories in transit	906,267	1,196,113
Other inventories	14,733	13,761
Total Inventories	7,056,499	7,195,797
Valuation allowance
Inventory [Line Items]
Raw materials	(1,430)	(2,609)
Work-in-progress		(1,028)
Finished goods		0
Supplies	(4,369)	(3,907)
Inventories in transit		0
Other inventories		0
Total Inventories	₩ (5,799)	₩ (7,544)